Leases (Details) - Schedule of Maturity analysis under the lease agreement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Schedule of Maturity Analysis Under the Lease Agreement [Abstract]
Year ending December 31, 2023	$ 539	$ 162
Year ending December 31, 2024	454	217
Year ending December 31, 2025	275	110
Year ending December 31, 2026	98	41
Year ending December 31, 2027
Total	1,366	530
Less: Present value discount	(111)	(34)
Lease liability	1,255	$ 496
Less discontinued operations	(710)
Lease liability, continuing operations	$ 545